UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22492

MainGate Trust
(Exact name of registrant as specified in charter)

6075 Poplar Ave., Suite 402
Memphis, TN 38119
(Address of principal executive offices) (Zip code)

Geoffrey Mavar
MainGate Trust
6075 Poplar Ave., Suite 402
Memphis, TN 38119
(Name and address of agent for service)

(901) 537-1866
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

MainGate MLP Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2011

	Shares	Fair Value
Master Limited Partnerships and Related Companies - United States - 94.7% (1)
Crude/Refined Products Pipelines and Storage - 28.5% (1)
Buckeye Partners, L.P.	2,800	$176,344
Genesis Energy, L.P.	17,900	443,025
Kinder Morgan Management, LLC (2)	2,912	176,176
Magellan Midstream Partners, L.P.	4,400	263,868
Oiltanking Partners, L.P.	18,100	434,219
Plains All American Pipeline, L.P.	8,670	525,662
Sunoco Logistics Partners, L.P.	2,100	180,075
Tesoro Logistics, L.P.	18,400	430,744
		2,630,113
Natural Gas/Natural Gas Liquid Pipelines and Storage - 30.5% (1)
El Paso Pipeline Partners, L.P.	14,800	544,492
Energy Transfer Equity, L.P.	13,200	504,768
Enterprise Products Partners, L.P.	16,600	699,690
ONEOK Partners, L.P.	4,100	178,186
Spectra Energy Partners, L.P.	9,300	270,165
Williams Partners, L.P.	11,400	617,652
		2,814,953
Natural Gas Gathering/Processing - 35.7% (1)
Copano Energy, LLC	21,600	700,272
Crosstex Energy, Inc. (3)	52,500	613,725
Crosstex Energy, L.P.	5,500	90,145
Eagle Rock Energy Partners, L.P.	40,700	432,234
MarkWest Energy Partners, L.P.	7,400	355,570
Regency Energy Partners, L.P.	18,100	432,228
Targa Resources Corp. (3)	13,800	411,792
Targa Resources Partners, L.P.	7,600	260,680
		3,296,646

Total Master Limited Partnerships and Related Companies (Cost $8,570,215)		8,741,712

Total Investments - 94.7% (1) (Cost $8,570,215)		$8,741,712
Assets in Excess of Other Liabilites - 5.3% (1)		488,592
Net Assets Applicable to Common Stockholders - 100.0% (1)		$9,230,304

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Security distributions are paid-in-kind.
(3)	MLP general parnter interest.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments                                                                $8,570,215
Gross unrealized appreciation                                                    251,717
Gross unrealized depreciation                                                  (80,220)
Net unrealized appreciation                                                  $   171,497

*Because tax adjustments are calculated annually and the Fund has not yet completed a fiscal year end, the above table does not reflect tax adjustments.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2011	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$8,741,712	$8,741,712	$-	$-
Total Equity Securities	8,741,712	8,741,712	-	-
Total	$8,741,712	$8,741,712	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period February 17, 2011 (commencement of operations) August 31, 2011.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments as of August 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MainGate Trust

By (Signature and Title) /s/ Matthew G. Mead
                                                 Matthew G. Mead, President & Chief Executive Officer

Date September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Matthew G. Mead
                                                 Matthew G. Mead, President & Chief Executive Officer

Date September 20, 2011

By (Signature and Title) /s/ Geoffrey P. Mavar
                                                 Geoffrey P. Mavar, Treasurer & Chief Financial Officer

Date September 20, 2011